UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 25.2%
Cable Television Services - 1.7%
AMC Networks, Inc. - Class A (a)	513,817	$33,516,283

Education Services - 3.6%
Bright Horizons Family Solutions, Inc. (a)	543,088	35,637,435
Grand Canyon Education, Inc. (a)	772,193	33,768,000

		69,405,435

Entertainment - 0.8%
IMAX Corp. (a)	506,430	16,205,760

Hotel/Motel - 1.5%
Wyndham Worldwide Corp.	407,997	28,947,387

Household Furnishings - 2.6%
Select Comfort Corp. (a)	1,007,436	24,863,520
Tempur Sealy International, Inc. (a) (b)	413,010	25,057,317

		49,920,837

Leisure Time - 2.8%
Expedia, Inc.	166,095	19,228,818
Norwegian Cruise Line Holdings Ltd. (a)	503,978	24,639,485
Vail Resorts, Inc.	83,342	10,804,457

		54,672,760

Radio & TV Broadcasters - 0.6%
Pandora Media, Inc. (a) (b)	1,185,726	11,774,259

Restaurants - 4.8%
Buffalo Wild Wings, Inc. (a)	138,009	18,446,283
Dave & Buster’s Entertainment, Inc. (a)	682,988	26,431,636
Panera Bread Co. - Class A (a)	117,870	25,281,936
Texas Roadhouse, Inc. - Class A (b)	603,170	24,561,082

		94,720,937

Specialty Retail - 6.7%
Five Below, Inc. (a) (b)	854,082	35,615,219
Lithia Motors, Inc. - Class A	304,710	25,297,024
Tractor Supply Co.	328,102	31,058,135
Ulta Salon Cosmetics & Fragrance, Inc. (a)	186,455	38,834,848

		130,805,226

Textiles, Apparel & Shoes - 0.1%
Honest Co. (The) (a) (c) (d)	42,660	1,917,140

		491,886,024

Technology - 19.4%
Communications Technology - 2.7%
Ciena Corp. (a) (b)	1,100,165	18,515,777
Finisar Corp. (a)	910,210	14,982,057
Harris Corp.	243,660	19,495,236

		52,993,070

Company	Shares	U.S. $ Value
Computer Services, Software & Systems - 10.9%
Aspen Technology, Inc. (a)	417,988	15,896,084
Atlassian Corp. PLC - Class A (a) (b)	673,841	15,612,896
Cadence Design Systems, Inc. (a)	1,289,409	29,901,395
EPAM Systems, Inc. (a)	200,190	14,599,857
Fortinet, Inc. (a)	490,640	15,950,706
Guidewire Software, Inc. (a)	396,349	22,580,002
HubSpot, Inc. (a) (b)	506,140	22,416,941
Palo Alto Networks, Inc. (a)	33,046	4,985,650
Qlik Technologies, Inc. (a)	532,188	16,386,068
Ultimate Software Group, Inc. (The) (a)	158,907	31,239,527
VeriFone Systems, Inc. (a)	811,359	23,091,277

		212,660,403

Electronic Entertainment - 1.4%
Take-Two Interactive Software, Inc. (a)	781,613	26,715,532

Semiconductors & Component - 3.6%
Cavium, Inc. (a)	81,368	4,017,138
Mellanox Technologies Ltd. (a)	423,684	18,324,333
Microsemi Corp. (a)	739,980	25,003,925
ON Semiconductor Corp. (a)	2,498,132	23,657,310

		71,002,706

Telecommunications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	521,270	15,851,821

		379,223,532

Health Care - 17.7%
Biotechnology - 1.5%
Alder Biopharmaceuticals, Inc. (a) (b)	315,107	8,366,091
Anacor Pharmaceuticals, Inc. (a) (b)	134,952	8,466,888
DBV Technologies SA (Sponsored ADR) (a)	188,783	6,412,959
TESARO, Inc. (a) (b)	161,402	6,688,499

		29,934,437

Health Care Facilities - 1.7%
Amsurg Corp. (a)	413,700	33,501,426

Health Care Management Services - 1.2%
ICON PLC (a)	351,417	23,748,761

Health Care Services - 3.1%
Acadia Healthcare Co., Inc. (a) (b)	513,736	32,462,978
Premier, Inc. - Class A (a)	805,780	27,243,421

		59,706,399

Medical & Dental Instruments & Supplies - 5.4%
Align Technology, Inc. (a)	511,980	36,959,836
DENTSPLY SIRONA, Inc.	537,903	32,059,019
Nevro Corp. (a) (b)	427,822	28,771,029

Company	Shares	U.S. $ Value
Penumbra, Inc. (a) (b)	139,855	7,622,098

		105,411,982

Medical Equipment - 1.5%
DexCom, Inc. (a)	445,950	28,710,261

Pharmaceuticals - 3.3%
Akorn, Inc. (a) (b)	825,099	20,998,770
Diplomat Pharmacy, Inc. (a) (b)	555,614	16,829,548
GW Pharmaceuticals PLC (ADR) (a) (b)	96,873	7,848,650
Medicines Co. (The) (a) (b)	261,630	9,311,412
Sage Therapeutics, Inc. (a) (b)	251,741	9,488,118

		64,476,498

		345,489,764

Producer Durables - 15.7%
Aerospace - 1.4%
TransDigm Group, Inc. (a)	119,055	27,129,063

Back Office Support, HR & Consulting - 2.6%
CoStar Group, Inc. (a)	157,252	31,027,392
Robert Half International, Inc.	518,917	19,879,710

		50,907,102

Commercial Services: Rental & Leasing - 0.1%
United Rentals, Inc. (a)	38,633	2,585,707

Diversified Manufacturing Operations - 1.6%
Carlisle Cos., Inc.	306,714	31,254,157

Machinery: Industrial - 1.6%
Middleby Corp. (The) (a)	215,840	23,664,698
Nordson Corp.	88,870	6,818,995

		30,483,693

Machinery: Tools - 1.4%
Lincoln Electric Holdings, Inc.	443,437	27,790,197

Railroads - 1.5%
Genesee & Wyoming, Inc. - Class A (a)	436,901	28,446,624

Scientific Instruments: Control & Filter - 1.7%
IDEX Corp.	415,534	34,032,234

Scientific Instruments: Electrical - 1.1%
AMETEK, Inc.	452,299	21,751,059

Shipping - 1.4%
Kirby Corp. (a)	433,854	27,688,562

Transportation Miscellaneous - 1.3%
Expeditors International of Washington, Inc.	494,447	24,529,516

		306,597,914

Company	Shares	U.S. $ Value
Financial Services - 10.0%
Asset Management & Custodian - 1.4%
Affiliated Managers Group, Inc. (a)	163,948	27,923,623

Banks: Diversified - 4.9%
First Republic Bank/CA	385,687	27,121,510
IBERIABANK Corp.	97,015	5,722,915
Signature Bank/New York NY (a)	240,271	33,116,552
SVB Financial Group (a)	274,470	28,621,731

		94,582,708

Diversified Financial Services - 2.0%
Lazard Ltd. - Class A	696,043	25,092,350
Stifel Financial Corp. (a)	422,453	13,902,928

		38,995,278

Financial Data & Systems - 1.7%
Vantiv, Inc. - Class A (a)	619,877	33,808,092

		195,309,701

Materials & Processing - 7.7%
Building Materials - 2.9%
Martin Marietta Materials, Inc.	155,499	26,315,096
Watsco, Inc.	217,992	29,313,384

		55,628,480

Building: Climate Control - 1.5%
Lennox International, Inc.	222,830	30,070,908

Chemicals: Diversified - 1.6%
PolyOne Corp.	852,024	30,655,824

Diversified Materials & Processing - 1.7%
Hexcel Corp.	749,711	33,939,417

		150,294,629

Energy - 2.5%
Oil Well Equipment & Services - 1.3%
FMC Technologies, Inc. (a)	243,910	7,436,816
Oceaneering International, Inc.	462,707	16,958,212

		24,395,028

Oil: Crude Producers - 1.2%
Concho Resources, Inc. (a)	148,503	17,251,593
PDC Energy, Inc. (a)	101,640	6,381,976

		23,633,569

		48,028,597

Consumer Staples - 0.8%
Foods - 0.8%
Blue Buffalo Pet Products, Inc. (a) (b)	610,200	15,108,552

Total Common Stocks (cost $1,728,533,456)		1,931,938,713

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (e) (f) (cost $33,784,963)	33,784,963	33,784,963

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $1,762,318,419)		1,965,723,676

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.9%
Investment Companies - 6.9%
AB Exchange Reserves - Class I, 0.32% (e) (f) (cost $134,834,674)	134,834,674	134,834,674

Total Investments - 107.6% (cost $1,897,153,093) (g)		2,100,558,350
Other assets less liabilities - (7.6)%		(148,670,198)

Net Assets - 100.0%		$1,951,888,152

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $270,782,329 and gross unrealized depreciation of investments was $(67,377,072), resulting in net unrealized appreciation of $203,405,257.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AB Discovery Growth Fund, Inc.

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Consumer Discretionary	$489,968,884		$	– 0	–	$1,917,140		$491,886,024
Technology	379,223,532			– 0	–	– 0	–	379,223,532
Health Care	345,489,764			– 0	–	– 0	–	345,489,764
Producer Durables	306,597,914			– 0	–	– 0	–	306,597,914
Financial Services	195,309,701			– 0	–	– 0	–	195,309,701
Materials & Processing	150,294,629			– 0	–	– 0	–	150,294,629
Energy	48,028,597			– 0	–	– 0	–	48,028,597
Consumer Staples	15,108,552			– 0	–	– 0	–	15,108,552
Short-Term Investments	33,784,963			– 0	–	– 0	–	33,784,963
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	134,834,674			– 0	–	– 0	–	134,834,674

Total Investments in Securities	2,098,641,210			– 0	–	1,917,140		2,100,558,350
Other Financial Instruments (a)	– 0	–		– 0	–	– 0	–	– 0	–

Total (b)	$2,098,641,210		$	– 0	–	$1,917,140		$2,100,558,350

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 7/31/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(34,300)			(34,300)
Change in unrealized appreciation/depreciation		(34,769)			(34,769)
Purchases		2,243,871			2,243,871
Sales		(257,662)			(257,662)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 4/30/16		$1,917,140			$1,917,140

Net change in unrealized appreciation/depreciation from investments held as of 4/30/16		$(34,769)			$(34,769)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value April 30, 2016 (000)	Income (000)	Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$48,121	$377,082	$391,418	$0	$0	$33,785	$77	$0
AB Exchange Reserves - Class I	126,999	933,639	925,803	0	0	134,835	0	0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 24, 2016